SUPPLEMENT TO THE FIDELITY
DESTINY PORTFOLIOS'
NOVEMBER 19, 1997 PROSPECTUS
Until December 1, 1997, the following information replaces similar information found in the "Selling Shares in Writing" section on page F-17:
Mail your letter to the following address:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS'
NOVEMBER 19, 1997 PROSPECTUS
   Until December 1, 1997, the following information replaces similar information found in the "Selling Shares in Writing" section on page F-17:
   Mail your letter to the following address:
   Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602